Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Basis of consolidation
3.1 Basis of consolidation
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as of December 31, 2019. Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.
Specifically, the Company controls an investee if and only if the Company has:

•	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee)

•	Exposure, or rights, to variable returns from its involvement with the investee, and

•	The ability to use its power over the investee to affect its returns
When the Company has less than a majority of the voting or similar rights of an investee, the Company considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•	The contractual arrangement with the other vote holders of the investee

•	Rights arising from other contractual arrangements

•	The Company’s voting rights and potential voting rights
The Company
re-assesses
whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Assets, liabilities, revenues and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements of revenues and comprehensive income from the date the Company gains control until the date the Company ceases to control the subsidiary.
Profit or loss and each component of other comprehensive income (OCI) are attributed to the equity holders of the parent of the Company and to the non-controlling
interests, even if this results in the
non-controlling
interests having a deficit balance. When necessary adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Company’s accounting policies. All intra-group assets and liabilities, equity, revenues, expenses and cash flows relating to transactions between members of the Company are eliminated in full on consolidation.
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Company loses control over a subsidiary, it:

•	Derecognizes the assets (including goodwill) and liabilities of the subsidiary

•	Derecognizes the carrying amount of any non-controlling interests

•	Derecognizes the cumulative translation differences recorded in equity

•	Recognizes the fair value of the consideration received

•	Recognizes the fair value of any investment retained

•	Recognizes any surplus or deficit in profit or loss

•
Reclassifies the parent’s share of components previously recognized in OCI to profit or loss or retained earnings, as appropriate, as would be required if the Company had directly disposed of the related assets or liabilities

3.1.1 Acquisitions of
non-controlling
interests
Acquisitions of
non-controlling
interests are accounted for as transactions with owners in their capacity as owners and therefore they are recognized entirely in equity without applying acquisition accounting. Adjustments to non-controlling
interests arising from transactions that do not involve the loss of control are measured at carrying amount and reflected in shareholders’ equity as part of additional paid-in
capital.

Business combinations
3.2 Business combinations
Business combinations are accounted for using the acquisition method at the acquisition date, which is the date on which control is transferred to the Company. When evaluating control, the Company considers substantive potential voting rights. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling
interests in the acquired. For each business combination, the Company elects whether to measure the non-controlling
interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets.
Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling
interests in the acquiree, and the fair value of the Company previously held equity interest in the acquiree (if any) over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed. If, after reassessment, the net of the acquisition-date amounts of the identifiable assets acquiree and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling
interests in the acquiree and the fair value of the Company’s previously held interest in the acquiree (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.
Costs, other than those associated with the issue of debt or equity securities, that the Company incurs in connection with a business combination are expensed as incurred.
Any contingent consideration payable is recognized at fair value at the acquisition date. If the contingent consideration is classified as equity, it is not re-
measured and settlement is accounted for within equity. Otherwise, subsequent changes to the fair value of the contingent considerations are recognized in consolidated net income.
If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Company reports provisional amounts for the items for which the accounting is incomplete and discloses that its allocation is preliminary in nature. Those provisional amounts are adjusted during the measurement period (not greater than 12 months from the acquisition date), or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized at that date.
Sometimes obtaining control of an acquiree in which equity interest is held immediately before the acquisition date is considered as a business combination achieved in stages also referred to as a step acquisition. The Company re-measures
its previously held equity interest in the acquiree at its acquisition-date fair value and recognizes the resulting gain or loss, if any, in profit or loss. Also, the changes in the value of equity interest in the acquiree recognized in other comprehensive income shall be recognized on the same basis as required if the Company had disposed directly of the previously held equity interest.
The Company sometimes obtains control of an acquiree without transferring consideration. The acquisition method of accounting for a business combination applies to those combinations as follows:

i.	The acquiree repurchases a sufficient number of its own shares for the Company to obtain control.

ii.	Minority veto rights expire that previously kept the Company from controlling an acquiree in which it held the majority voting rights.

iii.
The Company and the acquiree agree to combine their businesses by contract in which it transfers no consideration in exchange for control and no equity interest is held in the acquiree, either on the acquisition date or previously.

Foreign currencies and consolidation of foreign subsidiaries, investments in associates and joint ventures
3.3 Foreign currencies and consolidation of foreign subsidiaries, investments in associates and joint ventures
In preparing the financial statements of each individual subsidiary, associate and joint venture, transactions in currencies other than the individual entity’s functional currency (foreign currencies) are recognized at the exchange rates prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are remeasured at the rates prevailing at that date.
Non-monetary
items that are measured in terms of historical cost in a foreign currency are not re-measured.
Exchange differences on monetary items are recognized in profit or loss in the period in which they arise except for:

•
The variations in the net investment in foreign subsidiaries generated by exchange rate fluctuation are included in other comprehensive income, which is recorded in equity as part of the cumulative exchange differences on translation of foreign subsidiaries and associates within the accumulated other comprehensive income.

•
Intercompany financing balances with foreign subsidiaries that are considered as non-current
investments, since there is no plan to pay such financing in the foreseeable future. Monetary position and exchange rate fluctuation regarding this financing is included in the exchange differences on translation of foreign subsidiaries and associates, which is recorded in equity as part of the accumulated other comprehensive income.

•	Exchange differences on transactions entered into in order to hedge certain foreign currency risks.
Foreign exchange differences on monetary items are recognized in profit or loss. Their classification in the income statement depends on their nature. Differences arising from fluctuations related to operating activities are presented in the “other expenses” line (see Note 20) while fluctuations related to non-operating
activities such as financing activities are presented as part of “foreign exchange gain (loss)” line in the income statement.

For incorporation into the Company’s consolidated financial statements, each foreign subsidiary, associate or joint venture’s individual financial statements are translated into Mexican pesos, as follows:

•
For hyperinflationary economic environments, the inflation effects of the origin country are recognized pursuant to IAS 29 Financial Reporting in Hyperinflationary Economies, and subsequently translated into Mexican pesos using the year-end
exchange rate for the consolidated statements of financial position and consolidated income statement and comprehensive income; and

•
For
non-inflationary
economic environments, assets and liabilities are translated into Mexican pesos using the year-end
exchange rate, equity is translated into Mexican pesos using the historical exchange rate, and the income statement and comprehensive income is translated using the exchange rate at the date of each transaction. The Company uses the average exchange rate of each month only if the exchange rate does not fluctuate significantly.

In addition, in relation to a partial disposal of a subsidiary that does not result in the Company losing control over the subsidiary, the proportionate share of exchange differences on translation of foreign subsidiaries and associates are re-attributed
to
non-controlling
interests and are not recognized in profit or loss. For all other partial disposals (i.e., partial disposals of associates or joint ventures that do not result in the Company losing significant influence or joint control), the proportionate share of the exchange differences on translation of foreign subsidiaries and associates is reclassified to profit or loss.
Goodwill and fair value adjustments on identifiable assets and liabilities acquired arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the rate of exchange prevailing at the end of each reporting period. Foreign exchange differences are recognized in equity as part of the exchange differences on translation of foreign subsidiaries and associates.
The translation of assets and liabilities denominated in foreign currencies into Mexican pesos is for consolidation purposes and does not indicate that the Company could realize or settle the reported value of those assets and liabilities in Mexican pesos. Additionally, this does not indicate that the Company could return or distribute the reported Mexican peso value in equity to its shareholders.

		Exchange Rates of Local Currencies Translated to Mexican Pesos (1)
		Average Exchange Rate for						Exchange Rate as of December 31,
Country or Zone	Functional coin	2019		2018		2017		2019		2018
Mexico	Mexican peso	Ps.	1.00	Ps.	1.00	Ps.	1.00	Ps.	1.00	Ps.	1.00
Guatemala	Quetzal		2.50		2.56		2.57		2.45		2.54
Costa Rica	Colon		0.03		0.03		0.03		0.03		0.03
Panama	U.S Dollar		19.26		19.24		18.93		18.85		19.68
Colombia	Colombian peso		0.01		0.01		0.01		0.01		0.01
Nicaragua	Cordoba		0.58		0.61		0.63		0.56		0.61
Argentina	Argentine peso		0.41		0.73		1.15		0.31		0.52
Brazil	Reais		4.89		5.29		5.94		4.68		5.08
Philippines	Philippine peso		NA		0.37		0.38		NA		0.37
Uruguay	Uruguayan peso		0.55		0.63		0.66		0.51		0.61

(1)	Exchange rates published by the central bank of each country
Venezuela
Effective December 31, 2017, the Company determined that the conditions in Venezuela had led the Company to no longer meet the accounting criteria to consolidate its Venezuelan operations. Such deteriorating conditions had significantly impacted the Company’s ability to manage its capital structure, its capacity to import and purchase raw materials and had imposed limitations on the portfolio dynamics. In addition, certain government controls over pricing of some products, labor law restrictions and ability to obtain US Dollars and imports, have affected the normal course of business. Therefore, and due to the fact that its Venezuelan operations will continue, as of December 31, 2017, the Company changed the method of accounting for its investment in Venezuela from consolidation to fair value method measured using a Level 3 concept and recognized as of December 31, 2017.

As a result of the deconsolidation, the Company recorded an extraordinary loss in other expenses line of Ps. 28,176 for the year ended in December 31, 2017. Such charge includes the reclassification of Ps. 26,123 (see Note 20) previously recorded in exchange differences on translation of foreign subsidiaries and associates in equity, to the income statement and impairment charges as follows, Ps. 745 of distribution rights, Ps. 1,098 of property plant and equipment and Ps 210 of re-measurement
at fair-value of the Venezuelan’s investment.
Prior to deconsolidation, during 2017, the Company’s Venezuela operations contributed Ps. 4,005 to net sales and losses of Ps. (2,223) to net income. See also Note 27 for additional information about the Venezuelan operations.
Beginning on January 1, 2018, the Company recognized its investment in Venezuela under the fair value through OCI (FVOCI) method upon adoption of the new IFRS 9 standard. Consequently, the Company no longer includes the results of the Venezuelan operations in its Consolidated Financial Statements as explained in the Note 2.3.1.10.

Exchange rate
Until December 31, 2017, the Company’s recognition of its Venezuelan operations involved a two-step
 accounting process in order to translate into bolivars all transactions in a different currency than bolivars and then to translate the bolivar amounts to Mexican Pesos.
Step-one:
 Transactions were first recorded in the stand-alone accounts of the Venezuelan subsidiary in its functional currency, which are bolivars. Any non-bolivar
 denominated monetary assets or liabilities were translated into bolivars at each balance sheet date using the exchange rate at which the Company expects them to be settled, with the corresponding effect of such translation being recorded in the income statement.
Step-two:
 In order to integrate the results of the Venezuelan operations into the consolidated figures of the Company, such Venezuelan results were translated from Venezuelan bolivars into Mexican pesos.
On December 2017, the Company translated the Venezuela entity figures using an exchange rate of bolivars. 22,793 per USD, as such exchange rate better represented the economic conditions in Venezuela. The Company considers that this exchange rate provides more useful and relevant information related to the Venezuela´s financial position, financial performance and cash flows. On January 30, 2018, a new auction of the DICOM conducted by the Venezuela government resulted in an estimated exchange rate of Bolivars. 30,987 per Eu (equivalent to 25,000 per USD).

Recognition of the effects of inflation in countries with hyperinflationary economic environments
3.4 Recognition of the effects of inflation in countries with hyperinflationary economic environments
Beginning on July 1, 2018, Argentina became a hyperinflationary economy because, among some other economic factors,

the last three years cumulative inflation in Argentina exceeded 100% according to the several economic indexes that exist in the country. For being considered hyperinflationary, the financial information for our Argentine subsidiary has been adjusted to recognize the inflationary effects since January 1, 2018 through:

•
Using inflation factors to restate
non-monetary
 assets, such as inventories, property, plant and equipment, net, intangible assets, net, including related costs and expenses when such assets are consumed or depreciated.

•	Recognize the monetary position gain or loss in consolidated net income.
The Company restates the financial information of subsidiaries that operate in hyperinflationary economic environment using the consumer price index (CPI) of each country.
The FACPCE (Federacion Argentina de Consejos Profesionales de Ciencias Economicas) approved on September 29, 2018 and published on October 5, 2018, a resolution which defines, among other things, that the index price to determine the restatement coefficient (Based on a series that applies the NCPI from January with the IPIM until this date, and computing November and December 2015 using the
CPI-
 of Ciudad del Gran Buenos Aires (CGBA) variation).
As of December 31, 2019, 2018, and 2017, the operations of the Company are classified as follows:

Country	Cumulative Inflation 2017-2019	Type of Economy	Cumulative Inflation 2016-2018	Type of Economy	Cumulative Inflation 2015-2017	Type of Economy
Mexico	13.2%	Non-hyperinflationary	15.7%	Non-hyperinflationary	12.7%	Non-hyperinflationary
Guatemala	11.8%	Non-hyperinflationary	12.2%	Non-hyperinflationary	13.5%	Non-hyperinflationary
Costa Rica	5.8%	Non-hyperinflationary	5.7%	Non-hyperinflationary	2.5%	Non-hyperinflationary
Panama	0.5%	Non-hyperinflationary	2.1%	Non-hyperinflationary	2.3%	Non-hyperinflationary
Colombia	11.0%	Non-hyperinflationary	13.4%	Non-hyperinflationary	17.5%	Non-hyperinflationary
Nicaragua	15.6%	Non-hyperinflationary	13.1%	Non-hyperinflationary	12.3%	Non-hyperinflationary
Argentina	179.4%	Hyperinflationary	158.4%	Hyperinflationary	101.5%	Non-hyperinflationary
Brazil	11.1%	Non-hyperinflationary	13.1%	Non-hyperinflationary	21.1%	Non-hyperinflationary
Uruguay	22.0%	Non-hyperinflationary	25.3%	Non-hyperinflationary	NA	Non-hyperinflationary
Philippines	NA	Non-hyperinflationary	11.9%	Non-hyperinflationary	7.5%	Non-hyperinflationary

Cash and cash equivalents
3.5 Cash and cash equivalents
Cash consists of deposits in bank accounts which generate interest on the available balance. Cash equivalents are mainly represented by short-term bank deposits and fixed income investments (overnight), both with maturities of three months or less and their carrying values approximate fair value.
The Company also maintains restricted cash held as collateral to meet certain contractual obligations (see Note 6). Restricted cash is presented within other current financial assets given that the restrictions are short-term in nature.

Financial assets
3.6 Financial assets
Financial assets are classified within the following business models depending on the Administration’s objective: (i) “hold to maturity to collect contractual cash flows”, (ii) “hold to collect contractual cash flows and sell financial assets” and (iii) “Others or hold to negotiate” or as derivatives assigned in hedging instruments with an effective hedge, as appropriate. The classification depends on the nature and purpose of the financial assets and will be determined at the time of initial recognition.
The Company performs a portfolio – level assessment of the business model objective in which a financial asset is held to reflect the best way in which the business manages the financial asset and the manner in which the information is provided to the management of the Company. The information that is considered within the evaluation includes:

•	The policies and objectives of the Company in relation to the portfolio and the practical implementation of said policies;

•	Performance and evaluation of the Company’s portfolio including accounts receivable;

•	Risks that affect the performance of the business model and how those risks are managed;

•	Any compensation related to the performance of the portfolio; and

•	Frequency, volume and timing of sales of financial assets in previous periods together with the reasons for said sales and expectations regarding future sales activities.
The Company’s financial assets include cash, cash equivalents and restricted cash, investments with maturities of more than three months, loans and accounts receivable, derivative financial instruments and other financial assets.
For the initial recognition of a financial asset, the Company measures it at fair value plus the transaction costs that are directly attributable to the purchase thereof, in the event that said asset isn’t measured at fair value through profit or loss. Accounts receivable that do not have a significant financing component are measured and recognized at the transaction price when they are generated. The rest of the financial assets are recognized only when the Company is part of the contractual provisions of the instrument.
The fair value of an asset is measured using assumptions that would be used by market participants when valuing the asset, assuming that market participants act in the best economic interest.
During the initial recognition, the financial asset is also classified as measured at: amortized cost, fair value with changes in other comprehensive income – debt or equity investments – and fair value through profit or loss. The classification depends on the objective by which the financial asset is acquired.
Financial assets are not reclassified after their initial recognition unless Coca-Cola FEMSA changes the business model to manage the financial assets; in which case, all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.
3.6.1 Financial assets at amortized cost
A financial asset is measured at amortized cost if it meets the following two conditions and isn’t designated as
Fair value through Profit and loss (FVTPL):

•	It’s managed within a business model whose objective is to maintain financial assets to recover the contractual cash flows; and

•	The contractual terms are only payments at specified dates of the principal and interest on the amount of the outstanding principal Solely payments of principal and interest (“SPPI”).
The amortized cost of a financial asset is the amount of the initial recognition minus the principal payments, plus or minus the accumulated amortization using the effective interest rate method of any difference between the initial amount and the amount as of the maturity and, adjusted for impairment loss. The financial product, exchange fluctuation and impairment are recognized in results. Any profit or loss is also recognized in the same way in results.
3.6.1.1 Effective interest rate method (ERR)
The effective interest rate method is a method to calculate the amortized cost of loans, accounts receivables and other financial assets (designated as held-to-maturity)
 and to allocate interest income / expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees paid or received that represents an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial asset, or (where appropriate) a shorter period, to the net carrying amount on the initial recognition.
3.6.2 Financial assets at fair value with changes in other comprehensive income (“OCI”)
A financial asset is measured as FVOCI if it meets the following two conditions and isn’t designated as FVTPL:

•	Its administered within a business model whose objective is achieved through the collection of contractual cash flows and the sale of financial assets; and

•	The contractual terms are only payments at specified dates of the principal and interest on the amount of the outstanding principal.
These assets are subsequently measured at fair value. The financial product calculated using the IRR, the exchange rate fluctuation and the impairment are recognized in profit and loss. Other gains and losses, related to changes in fair value are recognized in OCI. In case of losses or dispositions, the accumulated gains and losses in OCI are reclassified to profit and loss.
In the initial recognition of an equity instrument that isn’t held for trading, under the “other” business model, the Company may irrevocably choose to present changes in the fair value of the investment in OCI. This choice is made at the level of each investment. Equity instruments are subsequently measured at fair value. Dividends are recognized as profit in profit and loss unless the dividend clearly represents a recovery part of the investment cost. Other net gains and losses, related to changes in fair value, are recognized in OCI and considered as items that will not be reclassified to consolidated net income in subsequent periods.
3.6.3 Financial assets at fair value through profit and loss (FVTPL)
Financial assets designated as fair value through profit and loss (FVTPL) includes financial assets held for trading and financial assets designated at initial recognition as fair value through profit and loss. Financial assets are classified as held for trading if they are acquired to be sold in the short term. Derivatives, including implicit derivatives are also designated as held for trading unless they are designated as effective hedging instruments as defined in IFRS 9. Financial assets as fair value through profit and loss are registered in the balance sheet at fair value with the net changes in the fair value presented as financial expense (negative changes in fair value) or financial income (positive net changes in fair value) in profit and loss statement.
3.6.4 Evaluation that contractual cash flows are solely principal and interest payments (“SPPI”)
In order to classify a financial asset within one of the three different categories, the Company determines whether the contractual cash flows of the asset are solely principal and interest payments. The Company considers the contractual terms of the financial instrument and whether the financial asset contains any contractual term that could change the timing or amount of the contractual cash flows in such a way that it would not meet the SPPI criteria. To make this evaluation, the Company considers the following criteria:

•	Contingent events that would change the cash flows amount or timing;

•	Terms that can adjust the contractual coupon rate, including variable interest rate characteristics;

•	Payment and extension features; and

•	Characteristics that limit the Company’s right to obtain cash flows from certain assets.
A prepaid feature is consistent with the characteristics of solely principal and interest payments if the prepayment amount substantially represents the amounts of the principal and interest pending payment, which could include reasonable compensation for early termination of the contract. Additionally, a financial asset acquired or originated with a premium or discount to its contractual amount and in the initial recognition the fair value of the prepaid characteristic is insignificant, the asset will pass the test of the contractual characteristics of cash flow if the amount of prepaid represents substantially the contractual amount and accrued interest (but not paid); which may include additional compensation for the early contract termination.
3.6.5 Loans and receivables
Loans and receivables are
non-derivative
 financial instruments with fixed or determinable payments that are not quoted in an active market. Loans and receivable with a stated term (including trade and other receivable) are measured at amortized cost using the effective interest method, less any impairment.
Interest income is recognized by applying the effective interest rate, except for short-term receivable when the recognition of interest would be immaterial. For the years ended December 31, 2019, 2018 and 2017 the interest income on loans and receivables recognized in the interest income line item within the consolidated income statements is Ps. 5, Ps. 5 and Ps. 4, respectively.
3.6.6 Other financial asset
Other financial assets include long term accounts receivable and derivative financial instruments. Other financial assets with a stated term are measured at amortized cost using the effective interest method, less any impairment.
3.6.7 Financial assets impairment
The Company recognizes impairment due to expected credit loss (ECL) in:

•	Financial assets measured at amortized cost;

•	Debt investments measured at FVOCI;

•	Other contractual assets
Impairment losses on accounts receivable, contractual assets and leasing receivables are always measured at an amount equal to the expected loss of credit for life, whether or not it has a significant component. The Company applies the criteria to all accounts receivable, contractual assets and leasing credits, but it can be applied separately to accounts receivable and contractual assets of financial leases.
The Company measures impairment losses at an amount equal to ECL for life, except for the following:

•	Debt instruments determined to be of low credit risk; and

•
Other debt instruments and bank balances for which the credit risk (risk of non-
 recoverability over the expected life of the financial instrument) hasn’t increased significantly since the initial recognition.

In determining whether the credit risk of a financial asset has increased significantly since initial recognition and estimating the ECL, the Company considers reasonable and sustainable information that is relevant and available without cost or disproportionate effort. This includes qualitative and quantitative information and analysis, based on historical experience and an informed credit assessment of the Company.
The impairment loss is a weighted estimate of the probability of expected loss. The amount of impairment loss is measured as the present value of any lack of liquidity (the difference between the contractual cash flows that correspond to the Company and the cash flows that management expects to receive). The expected credit loss is discounted using the original financial asset effective interest rate.
The Company annually evaluates the reasonableness to determine if there was objective evidence of impairment. Some objective evidence that financial assets were impaired includes:

•	Non-payment or delinquency of a debtor;

•	Restructuring of an amount corresponding to the Company under terms that the Company would not otherwise consider;

•	Indicators that a debtor or client will incur into bankruptcy;

•	Adverse changes in the status of debtor or client payments;

•	The disappearance of an active market for an instrument due to financial difficulties; or

•	Evident information indicating that there was a measurable decrease in the expected cash flows of a group of financial assets.
For an investment within a capital instrument, objective evidence of impairment includes a significant or prolonged decrease in its fair value lower than the carrying amount.
The impairment loss on financial assets measured at amortized cost is reduced from the carrying amount and for financial assets measured at FVOCI, the impairment loss is recognized within OCI.
3.6.8 Derecognition
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized when:

•	The rights to receive cash flows from the financial asset have expired; or

•
The Company has transferred its rights to receive the asset cash flows or has assumed an obligation to pay the full received cash flows without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred or retained substantially all the asset risks and benefits, but has transferred control of the asset.

3.6.9 Offsetting of financial instruments
Financial assets are required to be offset against financial liabilities and the net amount reported in the consolidated statement of financial position if, and only if the Company:

•	Currently has an enforceable legal right to offset the recognized amounts; and

•	Intends to settle on a net basis, or to realize the assets and settle the liabilities simultaneously

Derivative financial instruments
3.7 Derivative financial instruments
The Company is exposed to different risks related to cash flows, liquidity, market and third-party credit. As a result, the Company contracts different derivative financial instruments in order to reduce its exposure to the risk of exchange rate fluctuations between the U.S. Dollar and other currencies, and interest rate fluctuations associated with its borrowings denominated in foreign currencies and the exposure to the risk of fluctuation in the costs of certain raw materials.
The Company values and records all derivative financial instruments and hedging activities, in the consolidated statement of financial position as either an asset or liability measured at fair value, considering quoted prices in recognized markets. If such instruments are not traded in a formal market, fair value is determined by applying techniques based upon technical models supported by sufficient, reliable and verifiable market data, recognized in the financial sector. Changes in the fair value of derivative financial instruments are recorded each year in current earnings otherwise as a component of cumulative other comprehensive income based on the item being hedged and the effectiveness of the hedge.
3.7.1 Hedge accounting
The Company designates certain hedging instruments, which include derivatives to cover foreign currency risk, as either fair value hedges or cash flow hedges. Hedges of foreign exchange risk on firm commitments are accounted for as cash flow hedges.
At the inception of the hedge relationship, the Company documents the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, the Company documents whether the hedging instrument is highly effective in offsetting changes in fair values or cash flows of the hedged item attributable to the hedged risk.
3.7.2 Cash flow hedges
The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income and accumulated under the hedging valuation of the effective portion of derivative financial instruments. The gain or loss relating to the ineffective portion is recognized immediately in consolidated net income and is included in the market value (gain) loss on financial instruments line item within the consolidated statements of income.

Amounts previously recognized in other comprehensive income and accumulated in equity are reclassified to consolidated net income in the periods when the hedged item is recognized in consolidated profit and loss statement, in the same line of the consolidated statement of income as the recognized hedged item. However, when the hedged forecast transaction results in the recognition of a non-financial
 asset or a
non-financial
 liability, the gains and losses previously recognized in other comprehensive income and accumulated in equity are transferred from equity and included in the initial measurement of the cost of the non-financial
 asset or
non-financial
 liability.
Hedge accounting is discontinued when the Company revokes the hedging relationship, when the hedging instrument expires or is sold, terminated, or exercised, or when it no longer qualifies for hedge accounting. Any gain or loss recognized in cumulative other comprehensive income in equity at that time remains in equity and is recognized when the forecast transaction is ultimately recognized in consolidated net income. When a forecast transaction is no longer expected to occur, the gain or loss accumulated in equity is recognized immediately in consolidated net income.
3.7.3 Fair value hedges
For hedge items carried at fair value the change in the fair value of a hedging derivative is recognized in profit and loss statement as foreign exchange gain or loss, as they relate to foreign currency risk. The change in the fair value of the hedged item attributable to the risk hedged is recorded as part of the carrying value of the hedged item and is also recognized in the statement of profit or loss as foreign exchange gain or loss.
For fair value hedges relating to items carried at amortized cost, change in the fair value of the effective portion of the hedge is recognized first as an adjustment to the carrying value of the hedged item and then any adjustment to carrying value is amortized through profit or loss over the remaining term of the hedge using the EIR method. EIR amortization may begin as soon as an adjustment exists and no later than when the hedged item ceases to be adjusted for changes in its fair value attributable to the risk being hedged. If the hedged item is derecognized, the unamortized fair value is recognized immediately in profit or loss.
When an unrecognized firm commitment is designated as a hedged item, the subsequent cumulative change in the fair value of the firm commitment attributable to the hedged risk is recognized as an asset or liability with a corresponding gain or loss recognized in profit and loss.
3.7.4 Hedge of net investment in a foreign business
The Company designates certain debt securities as a hedge of its net investment in foreign subsidiaries and applies hedge accounting to foreign currency differences arising between the functional currency of its investments abroad and the functional currency of the holding company (Mexican peso), regardless of whether the net investment is held directly or through a sub-holding.
 Differences in foreign currency that arise in the conversion of a financial liability designated as a hedge of a net investment in a foreign operation are recognized in other comprehensive income in the exchange differences on the translation of foreign operations and associates caption , to the extent that the hedge is effective. To the extent that the hedge is ineffective, such differences are recognized as market value gain or loss on financial instruments within the consolidated income statements. When part of the hedge of a net investment is disposed, the corresponding accumulated foreign currency translation effect is recognized as part of the gain or loss on disposal within the consolidated income statement.

Fair value measurement
3.8 Fair value measurement
The Company measures financial instruments, such as, derivatives, and certain non-financial
 assets such as trust assets of labor obligations at fair value at each balance sheet date. Also, fair values of bank loans and notes payable carried at amortized cost are disclosed in Note 19.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	In the principal market for the asset or liability, or

•	In the absence of a principal market, in the most advantageous market for the asset or liability
A fair value measurement of a
non-financial
 asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.
The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

•	Level 2 : inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly.

•
Level
 3:
 are unobservable inputs for the asset or liability. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Company determines whether transfers have occurred between Levels in the hierarchy by re-assessing
 categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
The Company determines the policies and procedures for both recurring fair value measurement, such as those described in Note 21 and unquoted liabilities such as debt described in Note 19.
For the purpose of fair value disclosures, the Company has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

Inventories and cost of goods sold
3.9 Inventories and cost of goods sold
Inventories are measured at the lower of cost and net realizable value. Net realizable value represents the estimated selling price for inventories less all estimated costs of completion and costs necessary to make the sale.
Inventories represent the acquisition or production cost which is incurred when purchasing or producing a product, and are based on the weighted average cost formula.
Cost of goods sold is based on weighted average cost of the inventories at the time of sale. Cost of goods sold includes expenses related to the purchase of raw materials used in the production process, as well as labor costs (wages and other benefits), depreciation of production facilities, equipment and other costs, including fuel, electricity, equipment maintenance and inspection.

Held for sale long lived assets and discontinued operations
3.10 Held for sale long lived assets and discontinued operations
The Company classifies the long lived assets as held for sell when:

a)	It is expected to be recovered principally through the sale, instead of being recovered through its operational continuous use.

b)	The assets are maintained as held for its immediately sale and;

c)	The assets sale is considered as highly possible in its actual condition.
For considering a sale as highly possible:

•	Management should be engaged with a sales plan.

•	It must be started an active plan to locate a buyer and complete this plan.

•	The asset must be actively valued to its sale in a reasonable price related to its fair value.

•	The sale is expected to be completed in less than one year term beginning on the date classification.
The
non-current
assets held for sale are measured at the lower value between the carrying value and the fair value less the disposal cost.
The discontinued operations are the cash flows and operations that can be clearly distinguished from the rest of the entity operations that have been disposed or classified has held for sale, and:

•	Represents a business part or geographic area

•	Are part of a coordinated plan to dispose of a business part or a geographic part of its operation

•	It is a subsidiary acquired exclusively with selling proposes.
The discontinued operations excludes the continuing operations results and they are presented separately in the profit and loss statement after taxes in a line denominated “Discontinued operations”
Regarding Philippines disposal additional disclosure is provided in Note 5. All of the financial statements includes amounts for discontinued operations unless it is indicated explicitly otherwise.

Other current assets
3.11 Other current assets
Other current assets, which will be realized within a period of less than one year from the reporting date, are comprised of prepaid assets, product promotion and agreements with customers.
Prepaid assets principally consist of advances to suppliers of raw materials, advertising, promotional, leasing and insurance costs, and are recognized as other current assets at the time of the cash disbursement, and are unrecognized in the consolidated statement of financial position and recognized in the appropriate consolidated income statement caption when the risks and rewards of the related goods have been transferred to the Company or services have been received, respectively.
The Company has prepaid advertising costs which consist of television and radio advertising airtime paid in advance. These expenses are generally amortized over the period based on the transmission of the television and radio spots. The related production costs are recognized in consolidated income statement as incurred.
The Company has agreements with customers for the right to sell and promote the Company’s products over a certain period. The majority of these agreements have terms of more than one year, and the related costs are amortized using the straight-line method over the term of the contract. During the years ended December 31, 2019, 2018 and 2017, such amortization aggregated to Ps. 273, Ps. 277 and Ps. 759, respectively.

Investments in other entities
3.12 Investments in other entities
3.12.1 Investments in associates
Associates are those entities over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control over those policies. Upon loss of significant influence over the associate, the Company measures and recognizes any retained investment at its fair value.
Investments in associates are accounted for using the equity method and initially recognized at cost, which comprises the investment’s purchase price and any directly attributable expenditure necessary to acquire it. The carrying amount of the investment is adjusted to recognize changes in the Company’s share of net assets of the associate since the acquisition date. The financial statements of the associates are prepared for the same reporting period as the Company.

When the Company’s share of losses exceeds the carrying amount of the associate, including any advances, the carrying amount is reduced to nil and recognition of further losses is discontinued except to the extent that the Company has a legal or constructive obligation or has made payments on behalf of the associate.
Goodwill identified at the acquisition date is presented as part of the investment in shares of the associate in the consolidated statement of financial position. Any goodwill arising on the acquisition of the Company’s interest in an associate is measured in accordance with the Company’s accounting policy for goodwill arising in a business combination, see Note 3.2.
After application of the equity method, the Company determines whether it is necessary to recognize an additional impairment loss on its investment in its associate. The Company determines at each reporting date whether there is any objective evidence that the investment in the associates is impaired. If this is the case, the Company calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognizes the amount in the share of the profit or loss of associates accounted for using the equity method in the consolidated statements of income.
3.12.2 Joint arrangements
A joint arrangement is an arrangement of which two or more parties have joint control. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control. The Company classifies its interests in joint arrangements as either joint operations or joint ventures depending on the Company’s rights to the assets and obligations for the liabilities of the arrangements.
Joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. The Company recognizes its interest in the joint ventures as an investment and accounts for that investment using the equity method.
Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control. As of December 31, 2019 and 2018 the Company does not have an interest in joint operations.
Upon loss of joint control over the joint venture, the Company measures and recognizes any retained investment at its fair value.
3.12.3 Investment in Venezuela
As disclosed in Note 3.3, on December 31, 2017 the Company changed the method of accounting for its investment in Venezuela from consolidation to fair value method through OCI using a Level 3 concept and recognized as of December 31, 2019, 2018 and 2017 a fair value loss on the investment Ps. 216, Ps. 1,039 and Ps. 210 respectively. Gains and losses on the investment since January 1, 2018 are recognized in OCI.

Property, plant and equipment
3.13 Property, plant and equipment
Property, plant and equipment are initially recorded at their cost of acquisition and/or construction and are presented net of accumulated depreciation and accumulated impairment losses if any. The borrowing costs related to the acquisition or construction of qualifying asset is capitalized as part of the cost of that asset.
Major maintenance costs are capitalized as part of total acquisition cost. Routine maintenance and repair costs are expensed as incurred.
Construction in progress consist of long-lived assets not yet in service, in other words, that are not yet ready for the purpose that they were bought, built or developed. The Company expects to complete those investments during the following 12 months.
Depreciation is computed using the straight-line method over acquisition cost. Where an item of property, plant and equipment comprises major components having different useful lives, they are accounted and depreciated for as separate items (major components) of property, plant and equipment. The Company estimates depreciation rates, considering the estimated useful lives of the assets.
The estimated useful lives of the Company’s principal assets are as follows:

Years
Buildings	40 – 50
Machinery and equipment	10 – 20
Distribution equipment	7 – 15
Refrigeration equipment	5 – 7
Returnable bottles	1.5 – 3
Other equipment	3 – 10
The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds (if any) and the carrying amount of the asset and is recognized in consolidated income statement.
Returnable and
non-returnable
bottles:
The Company has two types of bottles: returnable and
non-returnable.

•	Non-returnable: Are recorded in consolidated income statement at the time of the sale of the product.

•
Returnable: Are classified as long-lived assets as a component of property, plant and equipment. Returnable bottles are recorded at acquisition cost and for countries with hyperinflationary economies, restated according to IAS 29. Depreciation of returnable bottles is computed using the straight-line method considering their estimated useful lives.

There are two types of returnable bottles:

•	Those that are in the Company’s control within its facilities, plants and distribution centers; and

•	Those that have been placed in the hands of customers and still belong to the Company.
Returnable bottles that have been placed in the hands of customers are subject to an agreement with a retailer pursuant to which the Company retains ownership. These bottles are monitored by sales personnel during periodic visits to retailers and the Company has the right to charge any breakage identified to the retailer. Bottles that are not subject to such agreements are expensed when placed in the hands of retailers.
The Company’s returnable bottles are depreciated according to their estimated useful lives (3 years for glass bottles and 1.5 years for PET bottles). Deposits received from customers are amortized over the same useful estimated lives of the bottles.

Borrowing costs
3.14 Borrowing costs
Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale. Borrowing costs may include:

•	interest expense; and

•	exchange differences arising from foreign currency borrowings to the extent that they are regarded as an adjustment to interest costs.
Interest income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.
All other borrowing costs are recognized in consolidated income statement in the period in which they are incurred.

Intangible assets
3.15 Intangible assets
Intangible assets are identifiable
non-monetary
assets without physical substance and represent payments whose benefits will be received in future years. Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value as at the date of acquisition (see Note 3.2). Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. The useful lives of intangible assets are assessed as either finite or indefinite, in accordance with the period over which the Company expects to receive the benefits.
Intangible assets with finite useful lives are amortized and mainly consist of information technology and management system costs incurred during the development stage which are currently in use. Such amounts are capitalized and then amortized using the straight-line method over their expected useful lives. Expenditures that do not fulfill the requirements for capitalization are expensed as incurred.
Amortized intangible assets, such as finite lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or group of assets may not be recoverable through its expected future cash flows.
Intangible assets with an indefinite life are not amortized and are subject to impairment tests on an annual basis as well as whenever certain circumstances indicate that the carrying amount of those intangible assets exceeds their recoverable value.

The Company’s intangible assets with an indefinite life mainly consist of rights to produce and distribute Coca-Cola trademark products in the Company’s territories. These rights are contained in agreements that are standard contracts that The Coca-Cola Company has with its bottlers.
As of December 31, 2019, the Company had four bottler agreements in Mexico: (i) the agreements for the Valley of Mexico territory, which is up for renewal in June 2023, (ii) the agreement for the Southeast territory, which is up for renewal in June 2023, (iii) the agreement for the Bajio territory, which is up for renewal in May 2025 and (iv) the agreement for the Golfo territory, which is up for renewal in May 2025. As of December 31, 2019, the Company had two bottler agreements in Brazil which are up for renewal in October 2027; As of December 31, 2019, the Company had three bottler agreements in Guatemala, which are up for renewal in March 2025 and April 2028 (two contracts).
In addition The Company had one bottler agreement in each country which are up for renewal as follows; Argentina, which is up for renewal in September 2024; Colombia, which is up for renewal in June 2024; Panama, which is up for renewal in November 2024; Costa Rica, which is up for renewal in September 2027; Nicaragua, which is up for renewal in May 2026, and Uruguay, which is up for renewal in June 2028.
As of December 31, 2019, our investee KOF Venezuela had one bottler agreement, which is up for renewal in August 2026.
The bottler agreements are automatically renewable for
ten-year
terms, subject to the right of either party to give prior notice that it does not wish to renew a specific agreement. In addition, these agreements generally may be terminated in the case of material breach. Termination would prevent the Company from selling Coca-Cola trademark beverages in the affected territory and would have an adverse effect on the Company´s business, financial conditions, results from operations and prospects.

Non-current assets held for sale
3.16
Non-current
assets held for sale
Non-current
assets and disposal groups are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the non-current
asset (or disposal group) is available for immediate sale in its present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification.
When the Company is committed to a sale plan involving loss of control of a subsidiary, all of the assets and liabilities of that subsidiary are classified as held for sale when the criteria described above are met, regardless of whether the Company will retain a non-controlling
interest in its former subsidiary after the sale.
Non-current
assets (and disposal groups) classified as held for sale are measured at the lower of their previous carrying amount and fair value less costs to sell.

Impairment of long-lived assets
3.17 Impairment of long-lived assets
At the end of each reporting period, the Company reviews the carrying amounts of its long-lived tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. Where a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual CGUs, or otherwise they are allocated to the smallest CGUs for which a reasonable and consistent allocation basis can be identified.
For goodwill and other indefinite lived intangible assets, the Company tests for impairment on an annual basis and whenever certain circumstances indicate that the carrying amount of the related CGU might exceed its recoverable amount.
Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted, as discussed in Note 2.3.1.1.
If the recoverable amount of an asset (or CGU) is estimated to be less than its carrying amount, the carrying amount of the asset (or CGU) is reduced to its recoverable amount. An impairment loss is recognized immediately in consolidated net income.
Where the conditions leading to an impairment loss no longer exist, it is subsequently reversed, that is the carrying amount of the asset (or CGU) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or CGU) in prior years. A reversal of an impairment loss is recognized immediately in consolidated net income. Impairment losses related to goodwill are not reversible. For the year ended December 31,

2019 and 2018 there was no impairment recognized.

For the year ended December, 31 2017 the Company recognized an impairment loss in long-lived assets used in the operation in Venezuela relating to property, plant and equipment for Ps.1,098 and distribution rights for Ps.745. See Note 12 and 13, respectively.

Leases
3.18 Leases
In accordance with IFRS 16, the Company evaluates whether a contract is, or contains a lease when the contract transfers the right to control an identified asset during a period in exchange for a consideration.
The Company evaluates whether a contract is a lease agreement when:

•
The contract involves the use of an identified asset
 -
this can be specified explicitly or implicitly, and must be physically different or represent substantially the entire capacity of a physically different asset. If the lessor has substantive substitution rights, the asset is not identified;

•	The Company has the right to receive substantially all the economic benefits of the use of the asset throughout the period of use;

•
The Company has the right to direct the use of the asset when it has the right to make the most relevant decisions about how, and what is the purpose of the asset. When the use of the asset is predetermined, the Company has the right to direct the use of the asset if: i) it has the right to operate the asset; or ii) the default asset design determine for what purpose it will be use.

As a tenant
Initial measurement
On the start date of the lease, the Company recognizes a
right-of-use-asset
and a leasing liability. The
right-of-use
asset is initially measured at cost, which includes the initial amount of the lease liability adjusted for any lease payment made during or before the initial application date. The right-of-use
asset considers the incurred initial direct costs and an estimate of the costs to dismantle and eliminate the underlying asset, or to restore the underlying asset or the place where it is located, less any lease incentive received.
The lease liability is initially measured at the present value of future lease payments for the period remaining at the date of initial application. Such payments are discounted using the incremental borrowing rate of the Company, which is considered as the rate that the Company would have to pay for a similar period financing, and with a similar guarantee, to obtain an asset of similar value to the leased asset. For the Company, the discount rate used to measure the right-of-use
asset and the lease liability is the rate related to the Company’s financing cost.
Lease payments included in the measurement of the lease liability include the following:

•	Fixed payments, including payments that are substantially fixed;

•	Variable lease payments that depends of an index or a rate, initially measured using the index or the rate as of the lease beginning date;

•
The price related to a purchase option that the Company has reasonable exercising certainty, an option to extend the contractual agreement and penalties for early termination of the lease agreement, unless the Company has reasonable certainty of not exercising those options.

•	Amounts payable for residual value guarantees;

•	Payments for early cancellation, if this option is contemplated due to the lease conditions.
The Company does not recognize a
right-of-use
asset and lease liability for those short-term agreements with a contractual period of 12 months or less and leases of low-value
assets, mainly information technology equipment used by employees, such as laptops and desktops, handheld devices and printers. The Company recognizes the lease payments associated with these agreements as an expense in the consolidated statement of income as they are incurred.
Subsequent Measurement
The
right-of-use
asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use
asset or the end of the lease term. In addition, the
right-of-use
asset is periodically adjusted for impairment losses, if any, and adjusted for some lease liability remedies.
Lease liabilities are subsequently measured at amortized cost using the effective interest rate method. The Company re-measures
the lease liability without modifying the incremental discount rate when there is a modification in future lease payments under a residual value guarantee or if the modification arises from a change in the index or rate when they are variable payments. The lease liability is measured again using a new incremental discount rate at the date of modification when:

•	An option to extend or terminate the agreement is exercised by modifying the non-cancelable period of the contract;

•	The Company changes its assessment of whether it will exercise a purchase option.
When the lease liability is measured again, an adjustment is made corresponding to the carrying amount of the asset by right of use, or is recorded in profit or loss if the carrying amount of the asset by right of use has been reduced to zero.
A modification to the lease agreement is accounted for as a separate agreement if the following two conditions are met:

i)	The modification increases the scope of the lease by adding the right to use one or more underlying assets; and

ii)
The consideration of the lease is increased by an amount proportional to the independent price of the increase in scope and by any adjustment to that independent price to reflect the contract circumstances.

In the consolidated statements of income and comprehensive income, the interest expense of the lease liability is presented as a component of the financial expense, unless they are directly attributable to qualified assets, in which case they are capitalized according to the Company financing cost accounting policy. The right-of-use
assets are measured according to the cost model, depreciated during the lease term in a straight line and recognized in the consolidated statement of income.
Improvements in leased properties are recognized as part of property, plant and equipment in the consolidated statement of financial position and amortized using the straight-line method, for the shortest period between the useful life of the asset and the term of the related lease.
As property owner.
The Company as lessor determines at the beginning of the lease, if each agreement is classified as an operating or financial lease.
Leases are classified as financial leases when under the terms of the lease agreement substantially all the risks and rewards of the underlying asset have been transferred, otherwise, lease agreements are classified as operating leases. The Company considers some of the following indicators, among others; to analyze whether substantially all the inherent risks and benefits are transferred:

•	If the lease is for most of the useful life of the asset;

•	If the minimum future lease payments are compared with the underlying asset fair value.
The Company recognizes payments for operating leases received as income in a straight line during the term of the lease within the consolidated statements of income, except when another systematic basis best represents the time pattern in which the economic benefits of the leased asset are transferred.
The Company initially recognizes an equal amount to the lease net investment, which is the present value of future lease payments plus any residual value guarantee; and the portion is included between the circulating portion of collections with a maturity of less than or equal to a
12-month
term and
non-current
collections, that is, with a maturity of more than 12 months; including:

(i)	fixed payments including those lease that in substance are fixed, which may involve variability, but essentially unavoidable, less any lease incentive to be collected;

(ii)	payments for variable rent that depend on an index or a rate as of the start date of the lease;

(iii)	amounts payable by the lessee for residual value guarantees (if applicable);

(iv)	the price related to a purchase option if the lessee is reasonably sure to exercise it (if applicable); and

(v)	Payments for penalties arising from the termination of the lease, if the term of the lease reflects that the lessee will exercise an option to terminate the lease.
Intercompany transactions related to transactions among lessors and lessees within the Group are eliminated in the Company consolidation process.

Financial liabilities and equity instruments
3.19 Financial liabilities and equity instruments
3.19.1 Classification as debt or equity
Debt and equity instruments issued by a group entity are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.
3.19.2 Equity instruments
An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.

Repurchase of the Company’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments.

3.19.3 Financial liabilities
Initial recognition and measurement
Financial liabilities within the scope of IFRS 9 are classified as financial liabilities at amortized cost, except for derivatives instruments designated as hedging instruments in an effective hedge, financial liabilities arising from transfer of a financial asset that does not qualify for de-recognition,
financial guarantee contracts and contingent consideration obligation in a business combination, as appropriate, which are recognized at FVTPL. The Company determines the classification of its financial liabilities at initial recognition.
All financial liabilities are recognized initially at fair value less, in the case of loans and borrowings, directly attributable transaction costs.
The Company’s financial liabilities include trade and other payables, loans and borrowings, and derivative financial instruments, see Note 3.7.
Subsequent measurement
The measurement of financial liabilities depends on their classification as described below:
3.19.4 Loans and borrowings
After initial recognition, interest bearing loans and borrowings are subsequently measured at amortized cost using the effective interest method. Gains and losses are recognized in the consolidated statements of income when the liabilities are derecognized as well as through the effective interest method amortization process.
Amortized cost is calculated considering any discount or premium on acquisition and fees or costs that are an integral part of the effective interest method. The effective interest method amortization is included in interest expense in the consolidated statements of income.
De-recognition
A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires.
When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the de-recognition
of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated statements of income.

Provisions
3.20 Provisions
Provisions are recognized when the Company has a present obligation (contractual or implied) as a result of a past event, it is probable that the Company will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.
The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (where the effect of the time value of money is material).
When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.
The Company recognizes a provision for a loss contingency when it is probable (i.e. the probability that the event will occur is greater than the probability that it will not) that certain effects related to past events, would materialize and can be reasonably quantified. These events and their financial impact are also disclosed as loss contingencies in the consolidated financial statements when the risk of loss is deemed to be other than remote. The Company does not recognize an asset for a gain contingency until the gain is realized, see Note 26.
Restructuring provisions are recognized only when the recognition criteria for provisions are fulfilled. The Company has a constructive obligation when a detailed formal plan identifies the business or part of the business concerned, the location and number of employees affected a detailed estimate of the associated costs, and an appropriate timeline. Furthermore, the employees affected must have been notified of the plans main features.

Post-employment and other non-current employee benefits
3.21 Post-employment and other
non-current
employee benefits
Post-employment and other
non-current
employee benefits, which are considered to be monetary items, include obligations for pension and post-employment plans and seniority premiums, all based on actuarial calculations, using the projected unit credit method.
In Mexico, the economic benefits and retirement pensions are granted to employees with 10 years of service and minimum age of 60. In accordance with Mexican Labor Law, the Company provides seniority premium benefits to its employees under certain circumstances. These benefits consist of a one-time
payment equivalent to 12 days wages for each year of service (at the employee’s most recent salary, but not to exceed twice the legal minimum wage), payable to all employees with 15 or more years of service, as well as to certain employees terminated involuntarily prior to the vesting of their seniority premium benefit.
For defined benefit retirement plans and other
non-current
employee benefits, such as the Company’s sponsored pension and retirement plans and seniority premiums, the cost of providing benefits is determined using the projected unit credit method, with actuarial valuations being carried out at the end of each reporting period. All re-measurements
effects of the Company’s defined benefit obligation such as actuarial gains and losses and return on plan assets minus the discount rate are recognized directly in other comprehensive income (“OCI”). The Company presents service costs within cost of goods sold, administrative and selling expenses in the consolidated statements of income. The Company presents net interest cost within interest expense in the consolidated statements of income. The projected benefit obligation recognized in the consolidated statement of financial position represents the present value of the defined benefit obligation as of the end of each reporting period. Certain subsidiaries of the Company have established plan assets for the payment of pension benefits and seniority premiums through irrevocable trusts of which the employees are named as beneficiaries, which serve to decrease the funded status of such plans’ related obligations.
Costs related to compensated absences, such as vacations and vacation premiums, are recognized on an accrual basis.
The Company recognizes a liability and expense for termination benefits at the earlier of the following dates:

a.	When it can no longer withdraw the offer of those benefits; and

b.	When it recognizes costs for a restructuring that is within the scope of IAS 37, Provisions, Contingent Liabilities and Contingent Assets, and involves the payment of termination benefits.
The Company is demonstrably committed to a termination when, and only when, the entity has a detailed formal plan for the termination and is without realistic possibility of withdrawal.
A settlement occurs when the Company enters into a transaction that eliminates all further legal of constructive obligations or part or all of the benefits provided under a defined benefit plan. A curtailment arises from an isolated event such as closing of a plant, discontinuance of an operation or termination or suspension of a plan. Gains or losses on the settlement or curtailment of a defined benefit plan are recognized when the settlement or curtailment occurs.

Revenue recognition
3.22 Revenue recognition
The Company recognizes revenue when it has transferred to the client control over the good sold or the service rendered. Control refers to the ability of the client to direct and obtain substantially all the transferred product’s benefits. Also, it implies that the customer has the ability to prevent a third-party from directing the use and obtaining substantially all the benefits of the transferred product. Coca-Cola FEMSA’s management applies the following considerations to analyze the moment in which the control of the good sold or the service is transferred to the client

•	Identify the contract (written, spoken or according to the conventional business practices)

•	Evaluate the goods and services engaged in the client’s contract and identify the related performance obligations.

•
Consider the contract terms and the commonly accepted practices in the business to determine the transaction price. The transaction price is the consideration that the Company expects to be entitled for transferring the goods and services engaged with the client, excluding the collected amount for third parties, such as taxes directly related to the sales. The consideration engaged in a customer’s contract may include fixed amount, variable amounts or both of them.

•
Allocate the transaction price to each performance obligation (to each good or service that is different) for an amount that represents the part of the benefit that the Company expects to receive in exchange for the right of transferring the goods or services engaged with the client.

•	Recognize revenue when (or while) it satisfied the performance obligation through the transfer of the goods or services engaged.
All of the conditions mentioned above are accomplished normally when the goods are delivered and services are provided to the customer and this moment is considered a point in time. The net sales reflect the units delivered at list price, net of promotions and discounts.
The Company generates revenues for the following principal activities:
Sale of goods.
It includes the sales of goods by all the subsidiaries of the Company, mainly the sale of beverages of the leading brand of Coca-Cola in which the revenue is recognized in the point of time those products were sold to the customers.
Rendering of services.
It includes the revenues of distribution services that the Company recognizes as revenues as the related performance obligation is satisfied. The Company recognizes revenues for rendering of services during the time period in which the performance obligation is satisfied according with the following conditions:

•	The customer receives and consume simultaneously the benefits, as the Company satisfies the performance obligation;

•	The customer controls related assets, even if the Company improve them;

•	The revenues can be measured reliably; and

•	The Company has the right to payment for the performance completed to date.

Sources of Revenue	For the year ended December 31, 2019			For the year ended December 31, 2018		For the year ended December 31, 2017
Sale of products	Ps.	192,342		Ps.	181,823	Ps.	182,850
Services rendered		385			330		262
Other operating revenues		1,744	(1)		189		144

Revenue from contracts with customers	Ps.	194,471		Ps.	182,342	Ps.	183,256

(1)	Related tax effect in Brazil associated to sales taxes paid in excess in prior years (PIS/COFINS) – See Note 25.2.1.
Variable allowances granted to customers
The Company adjusts the transaction price based on the estimations of the promotions, discounts or any other variable allowances that may be grantable to the customers. These estimations are based on the commercial agreements celebrated with the customers and in the historical performance predicted for the customer.
Contracts costs.
The incremental costs for obtaining a customer contracts are recognized as an asset if the Company expects to recover the costs associated to them. The incremental costs are those in which you incur to obtain a contract and that wouldn’t be generated if the contract hadn’t been obtained. The Company recognizes these costs as an expense in the profit and loss statement when the associated income is realized in a period equal or less than one year. The recognized assets, as previously indicated, is amortized in a systematic way as goods and services are transferred to the client in such way that the asset will be recognized in the profit and loss statement through its amortization in the same period that revenue is accountably recognized.

Administrative and selling expenses
3.23 Administrative and selling expenses
Administrative expenses include labor costs (salaries and other benefits, including employee profit sharing “PTU” of employees not directly involved in the sale of the Company’s products, as well as professional service fees, the depreciation of office facilities, amortization of capitalized information technology system implementation costs and any other similar costs.
Selling expenses include:

•
Distribution: labor costs (salaries and other related benefits), outbound freight costs, warehousing costs of finished products, depreciation of returnable bottles in the distribution process, depreciation and maintenance of trucks and other distribution facilities and equipment. For the years ended December 31, 2019, 2018 and 2017, these distribution costs amounted to Ps. 25,068, Ps. 23,421 and Ps. 25,041, respectively;

•	Sales: labor costs (salaries and other benefits including PTU) and sales commissions paid to sales personnel;

•	Marketing: promotional expenses and advertising costs.
PTU is paid by the Company’s Mexican subsidiaries to its eligible employees. In Mexico, employee profit sharing is computed at the rate of 10% of the individual company taxable income. PTU in Mexico is calculated from the same taxable income for income tax, except for the following: a) neither tax losses from prior years nor the PTU paid during the year are being decreased; and b) payments exempt from taxes for the employees are fully deductible in the PTU computation.

Income taxes
3.24 Income taxes
Income tax expense represents the sum of the tax currently payable and deferred tax. Income taxes are charged to consolidated income statements as they are incurred, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity, respectively.
3.24.1 Current income taxes
Current income taxes are recorded in the results of the year they are incurred.
3.24.2 Deferred income taxes
Deferred tax are recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences, including tax loss carryforwards and certain tax credits, to the extent that it is probable that future taxable profits, reversal of existing taxable temporary differences will be available against which those deductible temporary differences can be utilized after considering future tax planning strategies. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. In the case of Brazil, where certain goodwill amounts are at times deductible for tax purposes, the Company recognizes in connection with the acquisition accounting a deferred tax asset for the tax effect of the excess of the tax basis over the related carrying value.
Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit and reversal of existing taxable temporary differences will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized. The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed
at each reporting date and are recognized to the extent that it has become probable that future taxable profits and reversal of existing taxable temporary differences will allow the deferred tax asset to be recovered.
Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries, associates, and interests in joint ventures, except where the Company is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.
Deferred income taxes are classified as a
non-current
asset or liability, regardless of when the temporary differences are expected to reverse.
Deferred tax relating to items recognized in the other comprehensive income is recognized in correlation to the underlying transaction in OCI.

Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset is realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
In Mexico, the income tax rate is 30% for 2019, 2018 and 2017. As a result of the Mexican Tax Reform mentioned in note 25.3, for the year 2020 the country will continue with a tax rate of 30%.

Share-based payments transactions
3.25 Share-based payments transactions
Senior executives of the Company receive remuneration in the form of share-based payment transactions, whereby employees render services as consideration for equity instruments. The equity instruments are granted and then held by a trust controlled by FEMSA. They are accounted for as equity settled transactions. The award of equity instruments is granted for a fixed monetary value.
Share-based payments to employees are measured at the fair value of the equity instruments at the grant date. The fair value determined at the grant date of the share-based payments is expensed and recognized based on the graded vesting method over the vesting period.

Earnings per share
3.26 Earnings per share
The Company presents basic and diluted earnings per share (EPS) data for its shares. As described in Note 24, the Company has potentially dilutive shares and therefore presents its basic and diluted earnings per share. Basic EPS is calculated by dividing the net income attributable to controlling interest by the weighted average number of shares outstanding during the period adjusted for the weighted average of own shares purchased in the year. Diluted EPS is calculated by dividing the profit attributable to ordinary equity holders of the parent (after adjusting for interest on the convertible preference shares) by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares. Earnings per shares for all periods are adjusted to give effect to capitalizations, bonus issues, share splits or reverse share splits that occur during any of periods presented and subsequent to the latest balance sheet date until the issuance date of the financial statements.

Issuance of common shares
3.27 Issuance of common shares
The Company recognizes the issuance of own common shares as an equity transaction. The difference between the book value of the shares issued and the amount contributed by the non-controlling
interest holder or third party is recorded as additional
paid-in
capital.